ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Balance at Beginning of period	$ 9,288	$ 10,654
Increases	4,178	4,668
Decreases (Utilized)	(3,097)	(3,702)
Adjustments	172	831
Balance at end of period	10,541	12,451
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at Beginning of period	7,863	8,087
Increases	4,085	4,565
Decreases (Utilized)	(2,490)	(3,184)
Adjustments	13	423
Balance at end of period	9,471	9,891
Product returns
Disclosure of other provisions [line items]
Balance at Beginning of period	1,425	2,567
Increases	93	103
Decreases (Utilized)	(607)	(518)
Adjustments	159	408
Balance at end of period	$ 1,070	$ 2,560